UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2007

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund Schedule of Investments May 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS 92.08%
Materials 1.51%
Alpha Natural Resources, Inc. (a)	18,140	$391,098

Beverages 0.69%
The Coca-Cola Co.	4,080	179,642

Chemicals 3.10%
E.I. du Pont de Nemours & Co.	18,850	801,691

Commercial Banks 0.78%
Bank of America Corp.	4,170	201,828

Communications Equipment 3.46%
Cisco Systems, Inc. (a)	15,800	310,944
Nokia Oyj - ADR	27,250	585,057
		896,001

Diversified Financial Services 3.79%
JPMorgan Chase & Co.	23,030	981,999

Diversified Telecommunication Services 1.24%
Verizon Communications Inc.	10,290	321,151

Electronic Equipment & Instruments 0.79%
Spectrum Control, Inc. (a)	25,397	203,176

Food & Staples Retailing 0.88%
Wal-Mart Stores, Inc.	4,685	226,988

Health Care Equipment & Supplies 1.61%
Biomet, Inc.	11,840	416,887

Health Care Providers & Services 9.45%
Coventry Health Care, Inc. (a)	5,180	270,655
Health Management Associates, Inc. - Class A	42,950	895,508
Health Net Inc. (a)	24,070	1,035,491
RehabCare Group, Inc. (a)	14,500	244,615
		2,446,269
Hospital & Medical Service Plans 1.08%
Axis Capital Holdings Ltd.	10,700	280,340

Industrial Conglomerates 4.39%
General Electric Co.	33,160	1,136,062

Insurance 14.09%
American International Group, Inc.	15,120	919,296
Aspen Insurance Holdings Ltd.	30,530	661,585
The St. Paul Travelers Companies, Inc.	17,590	774,312
UnumProvident Corp.	40,800	732,768
XL Capital Ltd. - Class A	8,830	558,762
		3,646,723
Leisure Equipment & Products 5.98%
Brunswick Corp.	11,030	396,308
Leapfrog Enterprises, Inc. (a)	30,000	307,500
Nautilus, Inc.	50,000	845,000
		1,548,808
Life Insurance 1.65%
IPC Holdings, Ltd.	17,560	428,113

Machinery 3.45%
Deere & Co.	3,290	281,624
Ingersoll-Rand Co. Ltd. - Class A	13,990	610,104
		891,728
Media 1.05%
Viacom Inc. - Class B (a)	7,200	271,800

Snow Capital Opportunity Fund Schedule of Investments, Continued May 31, 2006 (Unaudited)

	Shares	Value
Metals & Mining 5.11%
Alcoa Inc.	28,290	897,359
Worthington Industries, Inc.	24,990	425,580
		1,322,939
Multi-Utilities 0.68%
Duke Energy Corp.	6,200	174,964

Oil & Gas 7.90%
Anadarko Petroleum Corp.	7,540	374,512
Apache Corp.	3,300	214,104
Chesapeake Energy Corp.	5,540	169,469
ConocoPhillips	7,970	504,421
Marathon Oil Corp.	10,430	782,772
		2,045,278

Pharmaceuticals 11.76%
Abbott Laboratories	14,030	599,081
Bristol-Myers Squibb Co.	15,880	389,854
Johnson & Johnson	9,620	579,316
Par Pharmaceutical Cos Inc. (a)	27,300	626,535
Pfizer Inc.	29,120	688,979
Watson Pharmaceuticals, Inc. (a)	6,330	160,339
		3,044,104
Specialty Retail 7.17%
The Gap, Inc.	42,980	782,236
Limited Brands, Inc.	20,600	559,496
The Talbots, Inc.	24,150	513,670
		1,855,402
Textiles, Apparel & Luxury Goods 0.47%
Kenneth Cole Productions, Inc. - Class A	5,000	122,850

TOTAL COMMON STOCKS (Cost $24,362,166)		23,835,841

SHORT TERM INVESTMENTS 5.31%
Investment Companies
The AIM STIT-Treasury Portfolio - Institutional class	685,522	685,522
Fidelity Institutional Government Portfolio - Class I	688,312	688,312

TOTAL SHORT TERM INVESTMENTS (Cost $1,373,834)		1,373,834

Total Investments (Cost $25,736,000) 97.39%		25,209,675
Other Assets, less Liabilities 2.61%		676,186
TOTAL NET ASSETS 100.00%		$25,885,861

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing

Snow Capital Opportunity Fund
Schedule of Options Written
May 31, 2006 (Unaudited)

	Contracts	Value
CALL OPTIONS
Alcoa Inc.
Expiration January 2007, Exercise Price $40.00	70	$6,650
General Electric Co.
Expiration January 2007, Exercise Price $37.50	70	4,900
Health Net Inc.
Expiration January 2007, Exercise Price $45.00	50	17,500
Marathon Oil Corp.
Expiration January 2007, Exercise Price $90.00	40	12,800
Par Pharmaceutical Cos Inc.
Expiration November 2006, Exercise Price $30.00	100	5,500

Total Options Written (Premiums received $48,158)		$47,350

The cost basis of investments for federal income tax purposes at May 31, 2006 was as follows*:

Cost of investments	$25,736,000
Premiums received on options written	48,158
Gross unrealized appreciation	226,411
Gross unrealized depreciation	(751,928)
Net unrealized depreciation	$(525,517)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February
28, 2007.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended May 31, 2006 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date July 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date July 11, 2006